LOANS, FINANCING, DEBENTURES AND LEASES - Debentures (Details) R$ in Thousands		12 Months Ended
	Feb. 08, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) item	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
LOANS, FINANCING, DEBENTURES AND LEASES
Payment of loans, financing and debentures		R$ 5,297,688	R$ 3,696,660	R$ 2,893,219
Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Payment of loans, financing and debentures		R$ 1,025,583	66,830
1st issue - Minas Comunica
LOANS, FINANCING, DEBENTURES AND LEASES
Issued | item		5,550
Outstanding | item		5,550
Issue value		R$ 55,500
Payment of loans, financing and debentures		R$ 25,583	25,583
5th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Issued | item		200,000
Outstanding | item		200,000
Issue value		R$ 2,000,000
Transaction cost		R$ 1,376
5th and 6 th issues
LOANS, FINANCING, DEBENTURES AND LEASES
Transaction cost			R$ 2,550
Forecast | 5th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Payment of loans, financing and debentures	R$ 1,000,000